UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: November 30, 2015

Annual Report 2015
For the period from December 16, 2014 (Date of Initial Public Investment)
through November 30, 2015

MAI Energy Infrastructure and MLP Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the MAI Energy Infrastructure and MLP Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The MAI Energy Infrastructure and MLP Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the MAI Energy Infrastructure and MLP Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the MAI Energy Infrastructure and MLP Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: MLP risk, industry specific risk, energy industry concentration risks, concentration risk, liquidity risk, equity securities of MLPs risk, investment company and RIC compliance risk, MLP tax risk, regulatory risk, model risk, general market risk, sector risk, cash flow risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about January 29, 2016.

For More Information on Your MAI Energy Infrastructure and MLP Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Investor:
Approximately a year ago the Vertical Capital Energy Infrastructure and MLP Fund launched with MAI Capital Management ("MAI") as a sub-advisor.  Upon the resignation of the Advisor, Vertical Capital, MAI stepped in as interim Advisor.
Over the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015, master limited partnerships ("MLPs") and energy investments have been negatively impacted by the steep decline in oil prices. West Texas Intermediate (WTI) crude oil prices declined 61% from $106 per barrel in June 2014 to $41.65 on November 30, 2015. While MLPs have historically exhibited a low correlation to oil prices, the substantial decline ignited fears throughout the energy sector. Our midstream holdings also decreased meaningfully despite solid fundamental performance and rising distributions. As the year progressed, tightening credit standards and limited access to capital markets further pressured the space. The typical MLP business model pays out a large majority of its cash flow to investors but requires new capital (both debt and equity) to fund its future growth. With the capital market less accessible for most MLPs, the equities are now being valued as companies with no growth potential. We believe the group will recover when access to capital improves, which will likely come when energy prices begin to rise.
The Fund's performance was -33.54% for the Institutional Class Shares and -33.66% for the Advisor Class Shares from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015. The performance was in-line with the Alerian MLP Index's return of -30.27%. Our strategy, which was limited to 25% direct MLP ownership, was also adversely affected, as midstream companies that operated as corporations underperformed their MLP counterparts. The corporate midstream companies are primarily the general partners to the underlying MLPs. The general partner usually has more leverage to the growth of the underlying MLP and therefore performed worse when growth expectations fell.
We believe the North American energy renaissance will continue after this temporary setback. The U.S. and Canada have very competitive discovery and developing costs and the world will need the incremental oil as demand continues to grow. Lower oil prices also sparked increased demand throughout 2015. While the oil market remains oversupplied today, we expect this dynamic to change by the end of 2016 as demand rises and supply growth slows.
Due to various factors including the complexity of MAI assuming a permanent role as Advisor for the Fund, the severity of the sector sell-off and tax-loss selling that directly affected the Fund, on November 23, 2015, MAI recommended, in its role as interim investment adviser to the Leeward Investment Trust (the "Trust"), the Trust's Board of Trustees (the "Board") approve the closing and subsequent liquidation of the Fund. The Board determined that the dissolution and liquidation of the Fund are in the best interests of the Fund and its shareholders. Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders of record on December 23, 2015.
Sincerely,

Martin Christ

MAI Energy Infrastructure and MLP Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Alerian MLP Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
Average Annual Total Returns
					Gross
As of	Three	Six	Since	Inception	Expense
November 30, 2015	Months	Months	Inception	Date	Ratio*
Institutional Class Shares	-21.97%	-37.05%	-33.54%	12/16/14	1.70%
Alerian MLP Index	-16.22%	-30.57%	-30.27%	N/A	N/A
* The gross expense ratio shown is from the Fund's prospectus dated March 30, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

MAI Energy Infrastructure and MLP Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Alerian MLP Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	Three	Six	Since	Inception	Expense
November 30, 2015	Months	Months	Inception	Date	Ratio*
Advisor Class Shares - No Sales Load	-22.05%	-37.09%	-33.66%	12/16/14	1.95%
Alerian MLP Index	-16.22%	-30.57%	-30.27%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated March 30, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

MAI Energy Infrastructure and MLP Fund

Schedule of Investments

As of November 30, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 47.82%

Energy - 42.73%
Columbia Pipeline Group, Inc.	12,750	$244,417
Kinder Morgan, Inc.	9,596	226,178
SemGroup Corp.	6,924	240,470
The Williams Cos., Inc.	6,030	220,457
		931,522
Utilities - 5.09%
NRG Yield, Inc.	8,162	110,922
		110,922

Total Common Stocks (Cost $1,473,195)		1,042,444

CORPORATE BOND - 5.25%
Transocean, Inc.	145,000	114,550

Total Corporate Bond (Cost $129,153)		114,550

LIMITED PARTNERSHIPS - 21.81%
Plains GP Holdings LP	16,935	207,623
Tallgrass Energy GP LP	12,200	267,912

Total Limited Partnerships (Cost $586,805)		475,535

MASTER LIMITED PARTNERSHIPS - 11.55%
EQT Midstream Partners LP	1,678	113,517
Magellan Midstream Partners LP	1,064	66,532
Shell Midstream Partners LP	2,060	71,832

Total Master Limited Partnerships (Cost $287,283)		251,881

Total Value of Investments (Cost $2,476,436) - 86.43%		$1,884,410

Other Assets Less Liabilities - 13.57%		295,815

Net Assets - 100.00%		$2,180,225

		(Continued)

MAI Energy Infrastructure and MLP Fund

Schedule of Investments - Continued

As of November 30, 2015

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Energy	42.73%	$931,522
Utilities	5.09%	110,922
Corporate Bond	5.25%	114,550
Limited Partnerships	21.81%	475,535
Master Limited Partnerships	11.55%	251,881
Other Assets Less Liabilities	13.57%	295,815
Total	100.00%	$2,180,225

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Statement of Assets and Liabilities

As of November 30, 2015

Assets:
Investments, at value (cost $2,476,436)	$1,884,410
Receivables:
Investments sold	950,449
Dividends and interest	8,783
Due from advisor	50,017
Prepaid expenses:
Registration and filing fees	5,190
Fund accounting fees	2,744

Total Assets	2,901,593

Liabilities:
Due to custodian	687,318
Payables:
Fund shares repurchased	16,200
Accrued expenses:
Professional fees	16,000
Custody fees	926
Trustee fees and meeting expenses	833
Administration fees	66
Distribution and service fees - Advisor Class Shares	25

Total Liabilities	721,368

Net Assets	$2,180,225

Net Assets Consist of:
Paid in Capital	$6,366,025
Undistributed net investment income	17,745
Undistributed net realized loss on investments and options written	(3,611,519)
Net unrealized depreciation on investments	(592,026)

Net Assets	$2,180,225

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	314,875
Net Assets	$2,078,162
Net Asset Value, Offering Price and Redemption Price Per Share	$6.60

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	15,460
Net Assets	$102,063
Net Asset Value, Offering Price and Redemption Price Per Share	$6.60

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Statement of Operations

For the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015

Investment Income:
Dividends
From underlying investments (net of foreign withholding taxes of $3,894)	$174,006
From master limited partnership ("MLP") interests	112,527
Less: return of capital distributions on MLP interests (note 1)	(112,527)
Interest	19,591

Total Investment Income	193,597

Expenses:
Professional fees	77,379
Advisory fees (note 2)	77,295
Registration and filing expenses	53,601
Fund accounting fees (note 2)	32,265
Transfer agent fees (note 2)	25,766
Administration fees (note 2)	23,034
Compliance service fees (note 2)	21,638
Custody fees	9,507
Trustee fees and meeting expenses (note 2)	6,708
Distribution expenses (note 2)	6,694
Shareholder fulfillment expenses	4,186
Security pricing fees	2,841
Insurance expenses	1,404
Distribution and service fees - Advisor Class Shares (note 3)	692

Total Expenses	343,010

Expenses reimbursed by advisor (note 2)	(148,304)
Advisory fees waived (note 2)	(77,295)

Net Expenses	117,411

Net Investment Income	76,186

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(3,739,110)
Options written	127,591
Net change in unrealized depreciation on investments	(592,026)

Net Realized and Unrealized Loss on Investments	(4,203,545)

Net Decrease in Net Assets Resulting from Operations	$(4,127,359)

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Statement of Changes in Net Assets

For the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015

Operations:
Net investment income	$76,186
Net realized gain (loss) from:
Investment transactions	(3,739,110)
Options written	127,591
Net change in unrealized depreciation on investments	(592,026)
Net Decrease in Net Assets Resulting from Operations	(4,127,359)
Distributions to Shareholders From:
Net investment income
Institutional Class Shares	(56,864)
Advisor Class Shares	(1,577)
Net Decrease in Net Assets Resulting from Distributions	(58,441)
Beneficial Interest Transactions:
Institutional Class Shares
Shares sold	12,867,570
Reinvested dividends and distributions	52,615
Shares repurchased	(6,771,301)

Advisor Class Shares
Shares sold	722,815
Reinvested dividends and distributions	1,427
Shares repurchased	(507,101)
Increase in Beneficial Interest Transactions	6,366,025

Net Increase in Net Assets	2,180,225
Net Assets:
Beginning of Period	-
End of Period	$2,180,225
Undistributed Net Investment Income	$17,745

Share Information:
Institutional Class Shares
Shares sold	1,272,626
Reinvested dividends and distributions	6,383
Shares repurchased	(964,134)
Net Increase in Shares of Beneficial Interest	314,875

Advisor Class Shares
Shares sold	73,416
Reinvested dividends and distributions	171
Shares repurchased	(58,127)
Net Increase in Shares of Beneficial Interest	15,460

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Financial Highlights - Institutional Class Shares

For a share outstanding from December 16, 2014
(Date of Initial Public Investment) through November 30, 2015

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.12
Net realized and unrealized loss on investments and options written	(3.46)

Total from Investment Operations	(3.34)

Less Distributions:
From net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$6.60

Total Return (c)	(33.54)%	(b)

Net Assets, End of Period (in thousands)	$2,078

Ratios of:
Gross Expenses to Average Net Assets (d)	4.43%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)
Net Investment Income to Average Net Assets	1.00%	(a)

Portfolio turnover rate	182.75%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Financial Highlights - Advisor Class Shares

For a share outstanding from December 16, 2014
(Date of Initial Public Investment) through November 30, 2015

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.03
Net realized and unrealized loss on investments and options written	(3.39)

Total from Investment Operations	(3.36)

Less Distributions:
From net investment income	(0.04)

Total Distributions	(0.04)

Net Asset Value, End of Period	$6.60

Total Return (c)	(33.66)%	(b)

Net Assets, End of Period (in thousands)	$102

Ratios of:
Gross Expenses to Average Net Assets (d)	4.67%	(a)
Net Expenses to Average Net Assets (d)	1.75%	(a)
Net Investment Income to Average Net Assets	0.49%	(a)

Portfolio turnover rate	182.75%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements

1.    Organization and Significant Accounting Policies

The MAI Energy Infrastructure and MLP Fund (the "Fund") is a series of the Leeward Investment Trust (the "Trust"). The Trust, originally the Hanna Investment Trust, was organized as a Delaware statutory trust on July 30, 2010.  The Hanna Investment Trust was subsequently named the Vertical Capital Investors Trust on February 7, 2014.   The current name of the Trust, known as the Leeward Investment Trust, was effective on July 1, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate non-diversified series of the Trust and commenced operations on December 16, 2014. The investment objective of the Fund is to seek long-term capital appreciation and current income through a diversified portfolio.  The Fund seeks to achieve its investment objective by investing primarily in investments in energy infrastructure and master limited partnerships ("MLP").
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees ("Trustee") determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements

Equity securities (common stock, preferred stock, exchange-traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter (the "OTC") market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

Corporate bonds.  Debt securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Option contracts.  Option contracts listed on an exchange or quoted on a national market system are valued at the mean of the most recent bid and ask prices as of 4:00 p.m. Eastern Time. Option contracts for which no sale was reported on that date are valued at the mean of the most recent ask price and zero. To the extent these contracts are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  Option contracts traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy. (See Note 4 for additional disclosure on Derivative Financial Instruments.)

Limited Partnerships.  The Fund may invest in limited partnerships ("LPs").  LPs listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  LPs traded in the over-the-counter market and LPs for which no sale was reported on that date are valued at the most recent bid price.  To the extent the LPs are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. To the extent the LPs are traded on inactive markets or valued by reference to similar instruments, they are categorized in level 1 of the fair value hierarchy.

Master limited partnerships. The Fund may invest in master limited partnerships ("MLPs").  MLPs are limited partnerships that are publicly traded on an exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.  MLPs are valued at their respective net asset values as reported by the partnership. Most MLPs are categorized in level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2015 for the Fund's assets measured at fair value:

MAI Energy Infrastructure and MLP Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks (b)	$1,042,444	$1,042,444	$-	$-
Corporate Bond	114,550	-	114,550	-
Limited Partnerships	475,535	475,535	-	-
Master Limited Partnerships	251,881	251,881	-	-
Total Assets	$1,884,410	$1,769,860	$114,550	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015.  It is the Fund's policy to record transfers at the end of the period.

(a)	Refer to the Schedule of Investments for a breakdown by Sector.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in shares of MLPs and the energy infrastructure industry.  As a result of the Fund investing primarily in the energy industry, it will, therefore, be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry.  The principal risks of investing in the Fund include: MLP risk, industry specific risk, energy industry concentration risks, concentration risk, liquidity risk, equity securities of MLPs risk, investment company and Regulated Investment Company ("RIC") compliance risk, MLP tax risk, regulatory risk, model risk, general market risk, sector risk, cash flow risk, and new fund risk.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements – Continued

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.  Payments received from certain investments held by the Fund, like the MLPs, may be comprised of dividends, capital gains, and return of capital.  The Fund estimates the expected classification of such payments, which was 100% for the period ended November 30, 2015.  The payments may be reclassified upon receipt of information from the issuer.  Reclassifications of return of capital as of November 30, 2015 are disclosed in the Statement of Operations.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses.  Fund expenses are allocated based on the average net assets of each share class.  Trust level expenses are allocated equally among each Fund in the Trust.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.    Transactions with Related Parties and Service Providers

Advisor
For the period from December 16, 2014 (Date of Initial Public Investment) through June 30, 2015, Vertical Capital Asset Management, LLC ("VCAM") served as the advisor to the Fund.  During this period, MAI Capital Management, LLC served as the Sub-Advisor to the Fund.  The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the Fund's average daily net assets.  For the period from December 16, 2014 (Date of Initial Public Investment) through June 30, 2015, $41,798 in advisory fees were incurred by the Fund, and all fees were waived by VCAM.

Effective July 1, 2015, VCAM tendered its resignation as advisor to the Fund.  MAI Capital Management, LLC (the "Advisor" or "MAI") would continue to provide advisory services to the Fund and would serve as an interim investment advisor to the Fund, following approval from the shareholders of the Fund.  For the period from July 1, 2015 through November 30, 2015, $35,497 in advisory fees were incurred by the Fund, and all fees were waived by the Advisor.

VCAM and MAI have each entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.50% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until the Fund liquidates on December 23, 2015 (see Note 5).  For the period from December 16, 2014 (Date of Initial Public Investment) through June 30, 2015, VCAM reimbursed the Fund for $59,847.  For the period from July 1, 2015 through November 30, 2015, the Advisor reimbursed the Fund for $88,457.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements – Continued

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and is subject to a minimum of $2,000 per month.  The Fund paid $23,034 to the Administrator for the fiscal period ended November 30, 2015.  The payable balance due to the Administrator as of the period ended November 30, 2015 was $66.

Fund Accounting Services
The Fund pays a monthly fee to The Nottingham Company as its Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund paid $32,265 to the Administrator for the fiscal period ended November 30, 2015 for its Fund Accounting services.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  During the fiscal period ended November 30, 2015, the Fund incurred $21,638 in compliance fees.

Transfer Agent
The Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Trust.  The Fund paid $25,766 to the Transfer Agent for the fiscal period ended November 30, 2015.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  The Fund incurred $6,694 of fees by Capital Investment Group, Inc. for the fiscal period ended November 30, 2015.

Trustees
The Board of Trustees consists of one Independent Trustee who also serves as the Chairman of the Board of Trustees.  For the period from December 16, 2014 (Date of Initial Public Investment) through November 30, 2015, the Fund incurred $6,708 in Trustee fees.  Certain officers of the Fund are also officers of the Administrator, Transfer Agent, and the Advisor.

3.    Distribution and Service Fees

The sole Trustee, who is not an "interested person" of the Trust as defined in the 1940 Act and who has no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum, respectively, of the average daily net assets of the Advisor Class for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class, or support servicing of shareholder accounts. For the period ended November 30, 2015, $692 in fees were incurred by the Advisor Class Shares.  The payable balance for distribution and service fees for the Advisor Class Shares as of the period ended November 30, 2015 was $25.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements – Continued

4.    Derivative Financial Instruments

The Fund may invest in derivative financial instruments ("derivatives") in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair value of the contract, is included in the net assets.  Realized gain (loss) and unrealized appreciation (depreciation) on these derivatives for the period are included in the Statement of Operations.  The contract amounts listed in the table below serve as an indicator of the volume of derivative activity in the Fund.

Writing Covered Call Options and Purchasing Put Options
The Fund will not write call options on securities unless the underlying securities are held in the Fund's portfolio, or if the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Fund will not purchase put options on securities unless the underlying securities are held in the Fund's portfolio.

Option contracts ("options") are rights to buy or sell a security for a specified price during a specified period.  The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of securities.

The Fund may buy and/or sell the following types of options:

Call Options – A call option gives the buyer (holder) the right to buy the underlying security from the seller (writer) of the option.  The Fund may use call options in the following ways:

1.	Buy call options on a security in anticipation of an increase in the value of the underlying security.
2.
Sell call options on a security to generate income from premiums, and in anticipation of a decrease in the value of the underlying security.  If the Fund writes a call option on a security that it owns and the call options is exercised, the Fund must deliver the underlying security to the buyer and foregoes any possible profit from an increase in the market price of the underlying security over the exercise price plus the premium received.

Put Options – A put options gives the holder the right to sell the security to the writer of the option.  The Fund may buy or sell put options on a security in anticipation of a decrease in the value of the underlying security.  The Fund cannot currently write put options.

The Fund may also buy, sell, or write options, as needed, to close out existing option positions.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements – Continued

A summary of option contracts written by the Fund during the initial period ended November 30, 2015 were as follows:

		Written Call Options
	Number of Contracts		Premiums Received
Options Outstanding, Beginning of Period	-		$-
Options written	628		129,930
Options closed	(234)		(55,277)
Options exercised	-		-
Options expired	(394)		(74,653)
Options Outstanding, End of Period	-		$-

There were no derivative instruments outstanding as of November 30, 2015, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund as shown in the options contracts table above.

The following table sets forth the effect of the option contracts for the initial period ended November 30, 2015:

Derivative Type	Location	Gains (Losses)
Equity Contracts – written options	Net realized gain from options written	$ 127,591

Equity Contracts – written options	Change in unrealized appreciation on options written	$ -

5.    Fund Liquidation

On November 23, 2015, at the recommendation of MAI, the Trust's Board of Trustees (the "Board") approved the closing and subsequent liquidation of the Fund. The Board determined that the dissolution and liquidation of the Fund were in the best interests of the Fund and its shareholders.  Accordingly, the Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on December 23, 2015 (the "Liquidation Date").

Effective at the close of business on November 23, 2015, the Fund was closed to purchases by new shareholders and additional purchases by existing shareholders. The planned liquidation of the Fund caused the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund's Prospectus. Prior to the Liquidation Date, Fund shareholders may have redeemed (sold) their shares in the manner described in the Prospectus under "Redeeming Shares." Shareholders remaining in the Fund just prior to, or on, the Liquidation Date incurred increased transaction fees incurred in connection with the disposition of the Fund's portfolio holdings.

If no action was taken by a Fund shareholder prior to the Liquidation Date, the Fund distributed to such shareholder, on or promptly after the Liquidation Date, a liquidating cash distribution equal in value to the shareholder's interest in the net assets of the Fund as of the Liquidation Date. The liquidating cash distribution to shareholders was treated as payment in exchange for their shares. The liquidation of shares may be treated as a taxable event.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements – Continued

6.    Purchases and Sales of Investment Securities

For the initial period ended November 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$20,377,799	$14,052,838

7.    Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2015, D.J. McManus Foundation, Inc. owned 19.33% of the Fund, and a related party, Jason D. McManus owned 6.48% of the Fund. Collectively, D.J. McManus Foundation, Inc. and Jason D. McManus could be deemed to have a controlling interest in the Fund.

8.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of November 30, 2015.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax period ended November 30, 2015.  As of and during the initial period ended November 30, 2015, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period, the Fund did not incur any interest or penalties.

Distributions during the initial period ended November 30, 2015 were characterized for tax purposes as follows:

Ordinary Income	$ 58,441

At November 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$2,873,020

Unrealized Appreciation	$-
Unrealized Depreciation	(988,610)
Net Unrealized Depreciation	(988,610)

Undistributed Net Investment Income	17,745
Accumulated Net Capital Losses	(1,056,720)
Other Book/Tax Differences	(2,158,215)

Accumulated Deficit	$(4,185,800)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to tax deferral of losses from wash sales and the deferral of post-October losses totaling $2,158,215.

(Continued)

MAI Energy Infrastructure and MLP Fund

Notes to Financial Statements – Continued

Capital Loss Carryforwards
Under the Regulated Investment Company Modernization Act of 2010 ("the Modernization Act"), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short‐term and/or long‐term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short‐term. These losses no longer expire. Short-term capital loss carryforwards totaled $1,056,720.

9.    Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

10.   Subsequent Events

GAAP requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Effective at the close of business on December 23, 2015, the Fund liquidated and distributed a cash distribution equal in value to the shareholder's interest in the net assets of the Fund as of the Liquidation Date.  The liquidating cash distribution to shareholders was treated as payment in exchange for their shares.  The Fund paid the following per share net investment income distributions as of December 23, 2015:

	Institutional Class Shares	Advisor Class Shares
Net Investment Income per share	$1.20039	$1.20039

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of MAI Energy Infrastructure and MLP Fund and
Board of Trustees of Leeward Investment Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MAI Energy Infrastructure and MLP Fund (the "Fund"), a series of the Leeward Investment Trust, as of November 30, 2015, and the related statement of operations, statement of changes in net assets and the financial highlights for the period December 16, 2014 (date of initial public investment) through November 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MAI Energy Infrastructure and MLP Fund as of November 30, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period December 16, 2014 (date of initial public investment) through November 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

As described in Note 5 to the financial statements, the Board of Trustees approved the liquidation of the Fund effective November 23, 2015.   As of this date, the Fund will cease operating as a going concern and change its basis of accounting from the going concern basis to the liquidation basis of accounting in accordance with U.S. generally accepted accounting principles.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 29, 2016

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.    Quarterly Portolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.    Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's initial period ended November 30, 2015.

During the initial period ended November 30, 2015, the Fund paid $58,441 in ordinary income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.    Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 652.30	$6.23
	$1,000.00	$1,017.52	$7.61
  *Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/365 (to reflect the six month period).

Advisor Class Shares	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 651.00	$7.24
	$1,000.00	$1,016.30	$8.84
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/365 (to reflect the six month period).

5.    Special Meeting of Shareholders

At a meeting of the shareholders on November 6, 2015, the Advisor received the necessary shareholder votes for approval of the Investment Advisory Agreement.  A total of 1,188,048.093 shares of the Fund were entitled to vote at the shareholder meeting.  The holders of 386,042.410 shares entitled to vote for the Fund were present in person or were represented by proxy at the meeting.   The percentage of shares present totaled 32.49%.  The amount of shares that voted for the approval totaled 383,823.410.  The amount of shares that withheld totaled 2,219.000, or 0.19%.  No shareholders abstained from the vote. 207,981.637 shares were necessary for quorum, so the Fund received the necessary votes.

6.    Approval of Advisory Agreement

The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement.  At a special meeting of the Fund's Board of Trustees on June 5, 2015, the sole Independent Trustee approved the Investment Advisory Agreement effective from July 1, 2015 and would remain in effect until the close of the Fund on December 23, 2015.  In considering whether to approve the Investment Advisory Agreement, the Trustee reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (iv) the Advisor's practices regarding brokerage and portfolio transactions; and (v) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustee reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor's finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The Trustee also reviewed the services to be provided by MAI Capital Management, LLC ("MAI" or "Advisor") to the Fund, including, without limitation, the anticipated quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives, policies, and limitations of the Fund and its efforts to promote the Fund, grow the assets of the Fund, and otherwise assist in the distribution of the Fund's shares.  The Trustee also noted that MAI had previously provided sub-advisory services through an Investment Sub-Advisory Agreement with Vertical Capital Asset Management, LLC and wished to continue to provide services to the Fund.  After reviewing the foregoing information and further information in the memorandum from MAI (i.e., descriptions of MAI's business, MAI's compliance programs, and MAI's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by MAI would be satisfactory and adequate for the Fund.
(Continued)

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

In considering the investment performance of the Advisor, the Trustee noted that the Fund's prior performance was attributable to the Fund's investment sub-advisor.  Thus, the ability of the Trustee to consider the investment performance of the Fund with respect to MAI was limited.  Given these circumstances, the Trustee reviewed the performance of the Fund since inception, as MAI, former sub-advisor to the Fund, would continue to provide advisory services to the Fund.  It was noted that the Fund's performance since inception underperformed its peers.  The Trustee noted the Fund's limited performance history (less than one year), as well as the overall market trends in the energy industry during the limited history of the Fund.  Thus, after considering the Fund's investment performance since inception (with its limited performance history), MAI's continuation to provide advisory services, and other factors, the Board concluded that the investment performance of the Fund and MAI was satisfactory.
In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any indirect benefits derived by the Advisor from the relationship with the Fund, the Trustee first noted that the management fee for the Fund would be 1.00% of the average daily net assets.  In considering the profitability of MAI in providing the services contemplated under the Investment Advisory Agreement, the Board of Trustees considered the nature of the services to be provided by MAI.  In particular, the Trustee noted that, as presented at the Board Meeting, MAI would be responsible for pursuing the Fund's investment strategy by investing in a diversified portfolio of investments in energy infrastructure and master limited partnerships.  The Trustee reviewed and discussed the financial stability and profitability of MAI.  The Trustee also noted that the owners of MAI would provide a letter of financial support to ensure that MAI had sufficient capital to provide advisory services to the Fund.  The Trustee then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the mature of its investment strategy, and its style of investment management, among other factors.  It was noted that the proposed management fee would be similar to those of comparable funds and the expense ratio under the proposed Investment Advisory Agreement would be comparable to those of the comparable funds.  The Trustee pointed out that the Fund was much smaller than the industry average and the comparable funds had been identified.  The Trustee also noted that the Fund had limited history of operations and had not reached the breakeven point so that the Fund's expenses were being subsidized.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.
In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustee reviewed the Fund's fee arrangements with the Advisor.  The Trustee noted that the Fund had only recently commenced operations and, consequently, it had limited operational history with which to evaluate the realization of economies of scale.  The Trustee reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale as the Fund grows.  The Trustee determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale.  The Trustee noted that Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.  The Trustee noted that the Fund will benefit from economies of scale under the agreement with the Fund's Administrator since it utilized breakpoints.  The Trustee also noted that MAI was contractually bound to limit the Fund's expenses through an Expense Limitation Agreement.  The Trustee determined that these arrangements provided potential savings for the benefit of the Fund's shareholders.  Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(Continued)

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustee reviewed the Advisor's practices regarding brokerage and portfolio transactions; and the Trustee considered MAI's standards, and performance in utilizing those standards, for seeking best execution for the Fund's portfolio transactions.  The Trustee also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluations the broker-dealers used; any anticipated allocation of portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.
In considering the Advisor's practices regarding possible conflicts of interest, the Trustee evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund, the basis of decisions to buy or sell securities for the Fund, and the substance and administration of the Advisor's code of ethics. The Trustee also considered possible conflicts arising from personnel of MAI being associated with the Fund's administrator. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.
Based upon all of the foregoing considerations, the Board of Trustees, carried by a vote of the sole Independent Trustee, approved the Investment Advisory Agreement for the Fund.
6.    Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustee and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustee received aggregate compensation of $5,875 during the initial period ended November 30, 2015 from the Fund for his services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Theo H. Pitt, Jr. Age: 79	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	2
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Starboard Investment Trust for its twenty-eight series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

(Continued)

MAI Energy Infrastructure and MLP Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Katherine M. Honey Age: 42	President	Since 06/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Age: 31	Treasurer and Assistant Secretary	Since 06/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Age: 27	Secretary	Since 06/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
John Canning Age: 45	Chief Compliance Officer	Since 8/14	Managing Director, Cipperman Compliance Services, LLC (2011-present). Formerly, Director of Mutual Fund Administration of Nationwide Fund Group (2008-2011).	n/a	n/a

MAI Energy Infrastructure and MLP Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	MAI Capital Management, LLC
116 South Franklin Street	1360 East 9th Street
Post Office Drawer 4365	Suite 1100
Rocky Mount, North Carolina 27803	Cleveland, Ohio 44114

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.      CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no substantive amendments during the period covered by this report.
(c)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(d)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the fiscal year ended November 30, 2015 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBP, LLC ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2015
MAI Energy Infrastructure and MLP Fund	$13,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended November 30, 2015 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the fiscal year ended November 30, 2015 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2015
MAI Energy Infrastructure and MLP Fund	$4,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last fiscal year.

(e) (1)	The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended November 30, 2015 were $13,000 and $4,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.      CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.      EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 5, 2016	Katherine M. Honey President and Principal Executive Officer MAI Energy Infrastructure and MLP Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 5, 2016	Katherine M. Honey President and Principal Executive Officer MAI Energy Infrastructure and MLP Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 5, 2016	Ashley E. Harris Treasurer and Principal Financial Officer MAI Energy Infrastructure and MLP Fund